EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 11, 2015 (Accession No. 0001193125-15-286268), to the Prospectus dated July 1, 2015, for the Class A, C, I and R shares of 1290 Unconstrained Bond Managers Fund, a series of 1290 Funds®.